CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5%
	ADVERTISING & MARKETING - 0.9%
67,516	Cheil Worldwide, Inc.	$ 929,304

	APPAREL & TEXTILE PRODUCTS - 1.0%
14,400	Carter's, Inc.	1,089,216

	ASSET MANAGEMENT - 2.3%
398,700	Ashmore Group PLC	1,067,236
33,696	DWS Group GmbH & Company KGaA	1,377,733
		2,444,969
	AUTOMOTIVE - 1.0%
3,792,500	BAIC Motor Corporation Ltd., H Shares	1,008,623

	BANKING - 1.1%
475,570	Haci Omer Sabanci Holding A/S	1,136,603

	BIOTECHNOLOGY & PHARMACEUTICALS - 1.2%
79,055	Innoviva, Inc.(a)	1,280,691

	CHEMICALS - 7.5%
24,274	Covestro A.G.(a)	1,281,560
113,600	Kronos Worldwide, Inc.	1,057,616
320,500	Morgan Advanced Materials PLC	1,097,657
145,200	Nihon Parkerizing Company Ltd.	1,153,384
686,800	Petronas Chemicals Group Bhd	981,880
5,045	Soulbrain Company Ltd.	1,017,329
130,900	Toagosei Company Ltd.	1,253,016
		7,842,442
	COMMERCIAL SUPPORT SERVICES - 5.4%
47,500	Aeon Delight Company Ltd.	1,216,787
187,428	Pagegroup PLC	1,088,770
23,605	S-1 Corporation	1,008,249
16,900	Secom Company Ltd.	1,226,683
210,138	SThree PLC	1,087,377
		5,627,866

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	CONSUMER SERVICES - 1.0%
32,100	Upbound Group, Inc.	$ 1,065,720

	ELECTRIC UTILITIES - 1.2%
171,500	CPFL Energia S.A.	1,254,101

	ELECTRICAL EQUIPMENT - 4.0%
116,900	Anritsu Corporation	925,746
2,391	dormakaba Holding A.G.	1,198,012
66,200	Japan Aviation Electronics Industry Ltd.	1,138,219
31,741	Signify N.V.	951,565
		4,213,542
	ENGINEERING & CONSTRUCTION - 2.7%
169,800	Kandenko Company Ltd.	1,746,337
64,045	Skanska A.B., Class B	1,110,571
		2,856,908
	FOOD - 3.2%
765,000	Health & Happiness H&H International Holdings Ltd.	999,363
261,300	JBS S.A.	1,238,861
1,818,000	WH Group Ltd.	1,072,614
		3,310,838
	GAS & WATER UTILITIES - 1.1%
4,112,400	TTW PCL	1,114,260

	HEALTH CARE FACILITIES & SERVICES - 1.5%
17,101	National HealthCare Corporation	1,591,077

	HOME & OFFICE PRODUCTS - 3.6%
27,855	Coway Company Ltd.	1,155,487
104,300	Okamura Corporation	1,563,257
15,495	Societe BIC S.A.	1,071,937
		3,790,681
	HOME CONSTRUCTION - 3.5%
392,700	Crest Nicholson Holdings PLC	1,037,585
170,346	Redrow PLC	1,294,055

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	HOME CONSTRUCTION - 3.5% (Continued)
739,178	Taylor Wimpey PLC	$ 1,380,055
		3,711,695
	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.2%
2,082,200	Hartalega Holdings Bhd(a)	1,205,395
54,704	SKF A.B., B Shares	1,078,003
		2,283,398
	INSURANCE - 1.1%
68,733	Ambac Financial Group, Inc.(a)	1,116,911

	LEISURE FACILITIES & SERVICES - 2.1%
36,100	Sankyo Company Ltd.	2,208,248

	MACHINERY - 1.2%
144,700	Yamazen Corporation	1,237,516

	METALS & MINING - 8.8%
844,500	Centamin PLC	1,028,803
532,000	China Shenhua Energy Company Ltd., H Shares	2,018,246
1,411,300	CSN Mineracao S.A.	1,948,389
153,010	Dundee Precious Metals, Inc.	980,016
87,860	Jastrzebska Spolka Weglowa S.A.(a)	946,445
1,317,653	Silver Lake Resources Ltd.(a)	1,036,787
318,840	Yancoal Australia Ltd.	1,243,634
		9,202,320
	OIL & GAS PRODUCERS - 5.4%
1,081,700	DNO ASA	947,997
374,400	Enauta Participacoes S.A.	1,425,962
3,502,300	Oil Refineries Ltd.	1,207,824
365,500	Ultrapar Participacoes S.A.	2,078,876
		5,660,659
	PUBLISHING & BROADCASTING - 1.2%
313,965	Atresmedia Corp de Medios de Comunicacion S.A.	1,261,689

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	REAL ESTATE SERVICES - 1.0%
40,472	RMR Group, Inc. (The), Class A	$ 1,055,914

	RETAIL - CONSUMER STAPLES - 2.7%
68,200	Arcs Company Ltd.	1,357,078
18,900	Tsuruha Holdings, Inc.	1,495,737
		2,852,815
	RETAIL - DISCRETIONARY - 12.5%
33,035	Abercrombie & Fitch Company, Class A(a)	3,366,266
26,705,200	Ace Hardware Indonesia Tbk P.T.	1,437,685
66,600	Adastria Company Ltd.	1,552,615
113,200	EDION Corporation	1,246,560
34,600	Foot Locker, Inc.	974,336
188,940	Foschini Group Ltd. (The)	1,144,075
53,100	Komeri Company Ltd.	1,189,864
81,000	Sally Beauty Holdings, Inc.(a)	997,920
10,800	Shimamura Company Ltd.	1,184,925
		13,094,246
	SEMICONDUCTORS - 1.4%
33,691	Intel Corporation	1,451,408

	STEEL - 4.3%
131,006	Algoma Steel Group, Inc.	1,092,464
67,800	BlueScope Steel Ltd.	1,035,038
48,900	Maruichi Steel Tube Ltd.	1,246,026
90,300	Tokyo Steel Manufacturing Company Ltd.	1,090,720
		4,464,248
	TECHNOLOGY HARDWARE - 3.4%
62,524	Brother Industries Ltd.	1,047,502
1,833,000	Q Technology Group Company Ltd.(a)	646,757
170,900	Telefonaktiebolaget LM Ericsson, B Shares	947,428
161,300	VTech Holdings Ltd.	934,251
		3,575,938

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	TECHNOLOGY SERVICES - 2.2%
10,278	Samsung SDS Company Ltd.	$ 1,168,890
525,200	Serco Group PLC	1,146,074
		2,314,964
	TELECOMMUNICATIONS - 1.3%
394,600	TIM S.A.	1,387,412

	TOBACCO & CANNABIS - 1.2%
48,300	Japan Tobacco, Inc.	1,273,140

	TRANSPORTATION & LOGISTICS - 2.1%
3,200,000	Pacific Basin Shipping Ltd.	890,753
359,685	Royal Mail PLC(a)	1,257,617
		2,148,370
	WHOLESALE - CONSUMER STAPLES - 1.2%
39,200	Kato Sangyo Company Ltd.	1,278,293

	TOTAL COMMON STOCKS (Cost $89,874,486)	102,136,025

	PREFERRED STOCK — 1.0%
	STEEL – 1.0%
567,900	Usinas Siderurgicas de Minas Gerais S.A. Usiminas (Cost - $1,088,498)	1,053,386

	TOTAL INVESTMENTS - 98.5% (Cost $90,962,984)	$ 103,189,411
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	1,556,949
	NET ASSETS - 100.0%	$ 104,746,360

A.B.	- Aktiebolag
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
Bhd	- Berhad
GmbH	- Gesellschaft mit beschränkter Haftung
KGaA	- Kommanditgesellschaft auf Aktien
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PCL	- Public Company Limited
PLC	- Public Limited Company
S.A.	- Société Anonyme
Tbk P.T.	- Terbuka Perseroan Terbatas

(a)	Non-income producing security.